SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY:
Stock Option Activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at the beginning of the year	496,298	$2.19	4.36	$741
Granted	202,500	$4.45
Exercised	(25,682)	$1.40
Forfeited	(32,027)	$5.63

Outstanding at end of year	641,089	$2.76	4.20	$718

Exercisable options at end of year	296,607	$2.28	3.10	$437

Vested and expected-to-vest at end of year	573,884	$2.67	4.05	$685

Schedule of Outstanding Options to Consultants
Grant date	Options for Ordinary shares	Exercise price per share	Options exercisable	Exercisable through

March, 2015	1,500	$4.75	-	March, 2022
October, 2015	54,075	$4.52	-	October, 2022

	55,575		-

Schedule of Stock-Based Compensation Expense
	Year ended December 31,
	2015	2014	2013

Cost of revenues	$19	$4	$6
Research and development	19	3	3
Sales and marketing	45	14	12
General and administrative	61	45	74

Total	$144	$66	$95